Financial risk management (Details) - Schedule of net loss and comprehensive loss due to changes in the exchange rates - 12 months ended Dec. 31, 2022 $ in Thousands, $ in Thousands	CAD ($)	MXN ($)
CAD/USD Exchange rate +/-10% [Member]
Approximate impact on:
Net loss	$ 971
Other comprehensive loss	$ (233)
MXN/USD Exchange rate +/-10% [Member]
Approximate impact on:
Net loss		$ 3,936
Other comprehensive loss		$ (64)